Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Land	Indefinite
Real property and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	20 years
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	10 years